Related Party Balances and Transactions - Schedule of Related Party Balances (Details)		6 Months Ended
		Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Related Party Transaction [Line Items]
Total		$ 413,810	$ 322,508	$ 358,019
Advances to [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]	289,320	225,485	175,406
Advances to [Member] | PTH Safety equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
Total	[2]	$ 124,490	$ 97,023	$ 182,613

[1]	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.
[2]	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.